Operating Costs and Other Expenses (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating Costs And Other Expenses [Abstract]
Asset-based commission expenses									$ 1,010		$ 1,126		$ 907
Other commission expenses									846		1,042		1,020
Deferral of acquisition costs									(628)		(796)		(735)
Sub-advisor expenses									337		400		336
General and administrative expenses									768		917		874
Athene ceding commission									0		0		(1,202)
Operating costs and other expenses, net of deferrals	$ 602	$ 568	$ 532	$ 631	$ 737	$ 666	$ 655	$ 631	$ 2,333	[1]	$ 2,689	[1]	$ 1,200

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.